Capital Lease (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]	Future minimum lease payments are due as follow:

Year Ended December 31,	Principal	Interest
2014	$285,363	$109,437
2015	312,125	82,675
2016	341,396	53,404
2017	373,413	21,387
2018	162,640	245
Total minimum lease payments	$1,474,937	$267,148